PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2021
Prepaid Expense and Other Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS	PREPAID EXPENSES AND OTHER CURRENT ASSETS

	December 31,
	2021	2020
Government authorities	$93,505	$81,012
Interest receivable	4,992	5,829
Prepaid expenses	76,709	81,459
Other	9,398	7,040
	$184,604	$175,340